Total
ICON Consumer Select Fund
ICON Consumer Select Fund
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ICON Consumer Select Fund - USD ($)	Institutional Class	Investor Class
Sales and Redemption charges	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Shelton Capital Management has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.50% and 1.75% for Institutional Class and Investor Class shares, respectively, until May 20, 2021. This agreement may only be terminated with the approval of the SCM Trust Board. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the SCM Trust Board.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - ICON Consumer Select Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	125	390	676	1,489
Investor Class	151	468	808	1,768

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the predecessor ICON Financial Fund's portfolio turnover rate was 28% of the average value of its whole portfolio.

Principal Investment Strategies. The Fund uses a quantitative methodology to identify securities ICON Advisers, Inc. ("ICON") the Fund's investment sub-advisor believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Discretionary, Consumer Staples and Financial sectors (as determined by the Global Industry Classification Standard). There is no minimum or maximum with respect to the amount the Fund may invest in any particular sector.

The Consumer Discretionary sector includes, but is not limited to: Apparel Retail, Apparel, Accessories & Luxury Goods, Auto Parts & Equipment, Automobile Manufacturers, Automotive Retail, Casinos & Gaming, Computer & Electronics Retail, Consumer Electronics, Department Stores, Distributors, Education Services, Footwear, General Merchandise Stores, Home Furnishings, Home Improvement Retail, Homebuilding, Homefurnishing Retail, Hotels, Resorts & Cruise Lines, Household Appliances, Housewares & Specialties, Internet & Direct Marketing Retail, Leisure Facilities, Leisure Products, Motorcycle Manufacturers, Restaurants, Specialized Consumer Services, Specialty Stores, Textiles and Tires & Rubber.

The Consumer Staples sector includes, but is not limited to: Agricultural Products, Brewers, Distillers & Vintners, Drug Retail, Food Distributors, Food Retail, Household Products, Hypermarkets & Super Centers, Packaged Foods & Meats, Personal Products, Soft Drinks and Tobacco. This strategy may not be changed unless the Fund shareholders are given at least 60 days prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

The Financial Sector includes, but is not limited to: Asset Management & Custody Banks, Consumer Finance, Diversified Banks, Diversified Capital Markets, Financial Exchanges & Data, Insurance Brokers, Investment Banking & Brokerage, Life & Health Insurance, Mortgage REITS, Multi-line Insurance, Multi-sector Holdings, Other Diversified Financial Services, Property & Casualty Insurance, Regional Banks, Reinsurance, Specialized Finance, and Thrifts & Mortgage Finance. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

For these purposes "consumer select" generally includes, but is not limited to, financial firms which interact with and are affected by consumers, such as asset management and custody banks, consumer finance, diversified banks, diversified capital markets, financial exchanges and data, insurance brokers, investment banking and brokerage, life and health insurance, mortgage REITs, multi-line insurance, multi-sector holdings, other diversified financial services, property and casualty insurance, regional banks, reinsurance, specialized finance, and thrifts and mortgage finance, as well as issuers in the Consumer Discretionary and Consumer Staples sectors.

This strategy may not be changed unless the Fund shareholders are given at least 60 days prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

ICON's quantitative methodology calculates intrinsic value using average earnings per share, future earnings growth estimates, beta, and bond yield. This calculated intrinsic value for each individual stock is aggregated by industry and sector which enables ICON to identify value opportunities within industries and sectors. ICON then employs a tactical, rotation-based process that tilts the Fund toward industries and sectors ICON believes will outperform.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry, Sector, and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Consumer Discretionary sector, which causes the Fund's performance to be susceptible to the economic, business or other developments that affect those industries, including, but not limited to, the Apparel Retail, Apparel, Accessories & Luxury Goods, Auto Parts & Equipment, Automobile Manufacturers, Automotive Retail, Casinos & Gaming, Computer & Electronics Retail, Consumer Electronics, Department Stores, Distributors, Education Services, Footwear, General Merchandise Stores, Home Furnishings, Home Improvement Retail, Homebuilding, Homefurnishing Retail, Hotels, Resorts & Cruise Lines, Household Appliances, Housewares & Specialties, Internet & Direct Marketing Retail, Leisure Facilities, Leisure Products, Motorcycle Manufacturers, Restaurants, Specialized Consumer Services, Specialty Stores, Textiles and Tires & Rubber industries. The Fund is subject to the risk that securities within the sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary sector. The performance of companies operating in the Consumer Discretionary sector will also be affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary sector encompasses businesses that tend to be sensitive to economic cycles.

The Fund overweights industries within the Consumer Staples sector, which causes the Fund's performance to be susceptible to the economic, business or other developments that affect those industries, including the Agricultural Products, Brewers, Distillers & Vintners, Drug Retail, Food Distributors, Food Retail, Household Products, Hypermarkets & Super Centers, Packaged Foods & Meats, Personal Products, Soft Drinks and Tobacco industries. The Fund is subject to the risk that securities within the sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples sector. The performance of companies operating in the Consumer Staples sector will also be affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.

The Fund overweights industries within the Financial sector, which causes the Fund's performance to be susceptible to the economic, business or other developments that affect those industries, including the Asset Management & Custody Banks, Consumer Finance, Diversified Banks, Diversified Capital Markets, Financial Exchanges & Data, Insurance Brokers, Investment Banking & Brokerage, Life & Health Insurance, Mortgage REITS, Multi-line Insurance, Multi-sector Holdings, Other Diversified Financial Services, Property & Casualty Insurance, Regional Banks, Reinsurance, Specialized Finance, and Thrifts & Mortgage Finance industries. The Financials sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. The Fund is subject to the risk that securities within the sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials sector. Companies operating in the Financials sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Stock Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, national or international political events, natural disasters, the spread of infectious illness or other public health issue, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Non-Diversified Portfolio Risk. The Fund is "non-diversified" which means it may own larger positions in a smaller number of securities than portfolios that are "diversified". The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund's net asset value ("NAV") and total return than a diversified portfolio. The Fund's share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may offer greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Portfolio Turnover Risk. Active trading generates transaction costs which, in turn, can affect performance. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, affect the Fund's performance.

Quantitative Model Risk. Quantitative models and the analysis of specific metrics are used to construct the Fund's portfolio. The impact of these metrics on a stock's performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that ICON Advisers may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Fund's portfolio. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Manager Risk. ICON Advisers' opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, or the market may continue to undervalue the company or security. ICON Advisers may not make timely purchases or sales of securities for the Fund.

Bar Chart and Performance Table

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.iconfunds.com or by calling (800) 764-0442.

Best Quarter: 21.88% (Q1, 2012)

Worst Quarter: -22.35% (Q3, 2011)

Year to date performance as of 12/31/19: 36.96%

Date of inception: 07/1/1997

The ICON Consumer Select Fund of SCM Trust is the successor fund to three funds of ICON Funds trust, the ICON Consumer Discretionary Fund (the "Predecessor Consumer Discretionary Fund"), the ICON Financial Fund (the "Predecessor Financial Fund") and assuming shareholder approval, the ICON Consumer Staples Fund (the "Predecessor Consumer Staples Fund"). The Predecessor Consumer Discretionary Fund and the Predecessor Financial Fund were reorganized into a new series of SCM Trust as the ICON Consumer Select Fund after the close of business on July 10, 2020, and the Predecessor Consumer Staples Fund (assuming shareholder approval) will be reorganized into the Successor Fund. All historic performance and financial information presented is that of the Predecessor Financial Fund which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the Predecessor Financial Fund.